Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies
Schedule of future minimum rental payments for operating leases

Six months ending December 31, 2015	$224,229
2016	288,079
2017	65,361
2018	8,347
2019	657
$586,673

2015	$374,000
2016	260,000
2017	43,000
$677,000